Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Schedule of Provisions
	Financial Guarantee*	Total	Financial Guarantee*	Others	Total
	2018		2017
	$ thousands		$ thousands
Balance at January, 1	44,342	44,342	118,763	768	119,531
Provision released	(44,342)	(44,342)	(74,421)	(768)	(75,189)
Balance at December, 31	-	-	44,342	-	44,342

* Relates to Kenon’s provision of financial guarantees to Chery in respect of an obligation of Qoros (see Note 9.C.b.6).